Supplementary Financial Information (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($)
Supplemental Financial Information [Line Items]
Face value of life insurance policies	$ 198	$ 181
Net cash surrender values	$ 99	$ 97
Depreciation expense as percentage of average depreciable property	2.70%	2.70%	2.70%
Aggregate amortization expenses	$ 50	$ 62	$ 52
Goodwill	$ 4,740	$ 4,740
Land Easements [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life	83 years
Capitalized Software [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life	10 years
Customer Concentration Risk [Member] | Trade Accounts Receivable [Member]
Supplemental Financial Information [Line Items]
Number of largest customers | customer	2	2
Customer Concentration Risk [Member] | Trade Accounts Receivable [Member] | REP Subsidiary One [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage	22.00%	21.00%
Customer Concentration Risk [Member] | Trade Accounts Receivable [Member] | REP Subsidiary Two [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage	21.00%	15.00%